PREPAYMENTS (Details)		12 Months Ended
		Jun. 30, 2023 USD ($) Patent	Jul. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)
Current [Abstract]
Other prepayments		$ 588,395					$ 144,183
Total current prepayments		588,395					144,183
Non-current [Abstract]
Blacksand option prepayments	[1]	3,000,000					0
Total non-current prepayments		3,000,000					0
Total prepayments		3,588,395					$ 144,183
Blacksand [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase		$ 6,000,000
Blacksand [Member] | Bottom of range [member]
Non-current [Abstract]
Number of global patents owned | Patent		40
Blacksand [Member] | Option Period One [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase						$ 1,500,000
Blacksand [Member] | Option Period Two [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase					$ 1,500,000
Blacksand [Member] | Option Period Three [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase				$ 1,500,000
Blacksand [Member] | Option Period Four [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase			$ 1,500,000

[1]	At June 30, 2023, the Group had an exclusive option to purchase certain assets (including all intellectual property rights) of Blacksand Technology, LLC (“Blacksand”). Blacksand holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. The Group can exercise its option any time prior to 31 December 2024 (“Option Period”). As consideration for the option, IperionX shall make option payments to Blacksand totalling US$6,000,000 during the Option Period (US$1,500,000 payable by January 2023, July 2023, January 2024 and July 2024). These prepayments represent the first two option payments to Blacksand, paid in December 2022 and June 2023. Refer Note 21 for further details.